Income Taxes (Deferred Tax Assets And (Liabilities) Included In Consolidated Balance Sheets) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Sundry	$ 11.0	$ 11.5
Deferred income taxes	(205.4)	(223.8)
Net deferred tax liability	$ (194.4)	$ (212.3)